Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Changes in goodwill [abstract]
Summary of Goodwill

	Year ended December 31,
	2023	2024
	RMB’million	RMB’million
At January 1	19,493	19,542
Business combinations	49	105
At December 31	19,542	19,647